Commitments - Chartering agreements (Details) - Vessels	1 Months Ended						12 Months Ended
	Aug. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Jul. 31, 2021	Feb. 28, 2021	Dec. 31, 2023
Shipping company
Disclosure Of Commitments [Line Items]
Period of charter the vessels				eight-year
Number of container vessels chartered				3
Capacity of the container vessels chartered				7,000
Remaining vessels schedule to delivered				TEU liquefied natural gas (LNG) dual-fuel container vessels, scheduled to be delivered during the first half of 2024.
Navios Maritime Partners L.P.
Disclosure Of Commitments [Line Items]
Period of charter the vessels			five years
Number of container vessels chartered			13
Capacity of the container vessels chartered			5,300
Remaining vessels schedule to delivered			The agreement includes eight 5,300 TEU newbuild vessels, seven remaining of which as of December 31, 2023, are schedule to be delivered by the end of 2024.
Shell NA LNG, LLC
Disclosure Of Commitments [Line Items]
Period of charter the vessels	ten years
Number of container vessels chartered	10
Capacity of the container vessels chartered	15,000
Remaining vessels schedule to delivered	In April and October 2023, the Company and Shell entered into amendments to this agreement, for the purpose of additional LNG supply in the course of 2023 and 2024, to align with the Company’s needs in respect of delivered and scheduled to be delivered vessels.
Strategic charter agreement | Seaspan
Disclosure Of Commitments [Line Items]
Period of charter the vessels						twelve-year
Number of container vessels chartered						10
Capacity of the container vessels chartered						15,000
Remaining vessels schedule to delivered							As of December 31, 2023, the remaining three vessels are schedule to be delivered by the second quarter of 2024.
Additional strategic charter agreement | Seaspan
Disclosure Of Commitments [Line Items]
Period of charter the vessels					twelve-year
Number of container vessels chartered					10
Capacity of the container vessels chartered					7,000
Remaining vessels schedule to delivered					As of December 31, 2023, the remaining twelve vessels are schedule to be delivered by the end of 2024.
Number of vessels that are later exercised					5
MPC Container Ships ASA and MPC Capital AG
Disclosure Of Commitments [Line Items]
Period of charter the vessels		seven years
Number of container vessels chartered		6
Capacity of the container vessels chartered		5,500
Remaining vessels schedule to delivered		As of December 31, 2023, the remaining four vessels are schedule to be delivered by the third quarter of 2024.